UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	9/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
International
Small Cap Fund

ANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Board Members Information
31	Officers of the Fund
33	Portfolio Information (Master Portfolio)
34	Schedule of Investments (Master Portfolio)
42	Statement of Assets and Liabilities
(Master Portfolio)
43	Statement of Operations (Master Portfolio)
44	Statements of Changes in Net Assets
(Master Portfolio)
45	Financial Highlights (Master Portfolio)
46	Notes to Financial Statements (Master Portfolio)
56	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
57	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

The	Fund

Dreyfus Premier International Small Cap Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier International Small Cap Fund covers the 12-month period from October 1, 2003, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Daniel B. LeVan, of The Boston Company Asset Management, LLC, adviser of the master portfolio in which the fund is invested.

Stock market performance in the world’s industrialized and emerging markets was mixed over the reporting period. After demonstrating optimism during the first half of the reporting period, investors recently have become more cautious as the insurgency in Iraq, higher commodity prices and rising U.S. interest rates have become more of a drag on global economic growth. Nonetheless, business conditions in a variety of regions and industries appear to remain relatively strong, with many international companies reporting strong earnings growth.

During the second half of the reporting period, the U.S. Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases. At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE Daniel B. LeVan, CFA, Portfolio Manager The Boston Company Asset Management, LLC, Investment Adviser
How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

For the 12-month period ended September 30,2004,the fund produced total returns of 31.66% for its Class A Shares, 30.94% for its Class B Shares, 30.89% for its Class C shares, 32.22% for its Class R shares and 31.47% for its Class T shares.1 In comparison, the fund’s benchmark, the S&P/Citigroup Extended Market Ex-U.S. Index (“EM Ex-U.S. Index”), produced a total return of 27.65% for the same period.2

While international small-cap stocks posted strong returns, most of the fund’s gains took place during the first half of the reporting period. In the second half of the reporting period, soaring energy costs were both a sign of and a restraint on economic growth. The fund produced higher returns than its benchmark primarily due to superior stock selection in a majority of countries and sectors. Companies held in the fund’s portfolio benefited from exposure to both the global economic growth and to surging oil prices.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio of the Mellon Institutional Funds Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index. The fund normally invests at least 80% of its assets in companies with market capitalizations of at least $100 million.

Although the portfolio manager generally seeks to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, the portfolio manager uses the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ from those

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of the EM Ex-U.S. Index.The fund also may invest up to 20% of its assets in high-grade fixed-income securities of any maturity or duration.

Our approach is to employ a “bottom-up” stock selection process that emphasizes individual stock selection.The portfolio manager uses quantitative models combined with qualitative analysis to construct a diversified portfolio of stocks that appear to have an attractive combination of solid business momentum and reasonable valuations.The models rank the relative attractiveness of stocks based on measures of business momentum and valuation. Analysts conduct further investigation into those stocks that rank highly to evaluate their business model and select those investments that are undervalued relative to their growth prospects.

What other factors influenced the fund’s performance?

The energy area was by far the benchmark’s best performing sector during the reporting period, producing returns that were more than double that of the international small-cap market as a whole. Among the fund’s energy holdings, U.K.-based exploration and production company Cairn Energy saw its stock rise after achieving success with its huge oil discovery and drilling efforts in India.

However, rising energy prices dampened the enthusiasm for Japanese stocks, primarily because of Japan’s dependence on imported oil. As a result, Japan’s small-cap market underperformed the international small-cap index by a significant degree. Nonetheless, sectors within Japan’s economy continued to thrive. Indeed, one of the fund’s best performing stocks over the reporting period was Kawasaki Kisen Kaisha, a Japanese shipping company that benefited from booming global trade with China.The company has successfully passed on higher energy costs to its customers by increasing its shipping container rates.

Despite a stronger global economy, the technology sector produced disappointing results during the reporting period, particularly among semiconductor companies. A lack of new, breakthrough products in personal computers and cell phones has reduced demand for components. At the same time, corporate spending on new technology has been lackluster. In this less-than-stellar environment, results from the fund’s technology investments were mixed. Tandberg Television, a Norwegian manufacturer serving fast-growing satellite TV and cable

4

broadband markets, saw earnings growth accelerate and its stock price rose sharply. On the other hand, Open Text, a Canadian software company, declined in value when it became apparent that expected synergies from a major acquisition were unlikely to materialize.

Finally, the fund’s performance was hindered by its position in Germany’s Hannover Re, one of the world’s highest-quality reinsurance companies, whose earnings and share price came under pressure due to unprecedented losses from a recent string of hurricanes.

What is the fund’s current strategy?

The fund continues to attempt to identify what we believe to be attractive stocks in every geographic and economic sector of the international small-cap market, searching for individual companies with strong business prospects that are selling for reasonable prices. Although we employ a bottom-up stock selection process to find such investments, we also are aware of current macroeconomic and market trends, including the price of oil, growth expectations in China and even weather forecasts. We believe that the best way to manage the risks that these factors present is to construct a broadly diversified portfolio of companies located in markets throughout the world.

October 15, 2004
The fund invests in a “master portfolio” that has the same investment objective and policies as the
fund.This is known as a master/feeder arrangement.The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the master portfolio in which it invests.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until the fund’s total assets reach $15 million and, in any event, at least until January 1,
2005. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: Citigroup Global Markets, Inc. — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index
represents the small capitalization component of the S&P/Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 27 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund 5

FUND PERFORMANCE

† Source: Citigroup Global Markets Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier International Small Cap Fund on 1/2/96 (inception date) to a $10,000 investment made in the S&P/Citigroup Extended Market Ex U.S. Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.

The fund invests its assets in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information above represents the performance of the master portfolio (which represents the performance of its predecessor funds) and expenses of the master portfolio’s predecessor funds, which were an unregistered fund and an open-end registered fund, through January 31, 2003 and the fund’s performance thereafter. On January 31, 2000, the unregistered fund contributed all of its assets to the registered fund, which contributed all of its assets to the master portfolio before the fund commenced investment operations. Since the unregistered fund was not registered as a mutual fund, it was therefore not subject to certain investment restrictions that are imposed on mutual funds. If it had been registered as a mutual fund, its performance may have been adversely affected.The performance of the unregistered fund was calculated according to the standardized SEC method except that monthly rather than daily fund values were used.The fund commenced investment operations on 2/3/03. 1/2/96 represents the inception date of the master portfolio’s predecessor fund. Performance figures for the master portfolio’s predecessor funds have not been adjusted to reflect the fund’s operating expenses; if these expenses had been reflected, such performance would have been lower.

The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index represents the small capitalization component of the Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/04

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	1/2/96	24.05%	9.80%	13.78%
without sales charge	1/2/96	31.66%	11.10%	14.55%
Class B shares
with applicable redemption charge †	1/2/96	26.94%	10.57%	14.55%
without redemption	1/2/96	30.94%	10.83%	14.55%
Class C shares
with applicable redemption charge ††	1/2/96	29.89%	10.83%	14.38%
without redemption	1/2/96	30.89%	10.83%	14.38%
Class R shares	1/2/96	32.22%	11.20%	14.60%
Class T shares
with applicable sales charge (4.5%)	1/2/96	25.52%	9.99%	13.89%
without sales charge	1/2/96	31.47%	11.00%	14.48%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

STATEMENT UNDERSTANDING YOUR FUND’S EXPENSES OF INVESTMENTS

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.58	$ 12.36	$ 12.36	$ 7.31	$ 9.84
Ending value (after expenses)	$1,031.40	$1,027.00	$1,027.00	$1,031.90	$1,029.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.52	$ 12.28	$ 12.28	$ 7.26	$ 9.77
Ending value (after expenses)	$1,016.55	$1,012.80	$1,012.80	$1,017.80	$1,015.30

† Expenses are equal to the Fund’s annualized expense ratio of 1.69% for Class A, 2.44% for Class B, 2.44% for Class C, 1.44% for Class R and 1.94% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
Dreyfus Premier International	Small	Cap	Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004

				Value

Assets ($):
Investment in The Boston Company International
Small Cap Portfolio (Portfolio), at value (Note 1A)				7,581,529
Receivable for Fund shares sold				169,081
Receivable from advisor				100,225
Prepaid expenses				2,188
				7,853,023

Liabilities ($):
Accrued professional fees				3,239
Payable for Fund shares redeemed				2,095
Accrued Directors’ fees and expenses				1,104
Accrued distribution fees				8,213
Accrued service fees				5,945
Accrued expenses and other liabilities				3,886
				24,482

Net Assets ($)				7,828,541

Net Assets consist of ($):
Paid-in capital				7,857,666
Accumulated net realized (loss)				(85,116)
Undistributed net investment income				16,490
Net unrealized appreciation				39,501

Net Assets ($)				7,828,541

Net Assets Attributable to ($):
Class A				4,363,467
Class B				2,202,073
Class C				1,055,022
Class R				138,783
Class T				69,196

The Fund 9

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fun d
STATEMENT OF ASSETS AND LIABILITIES September 30, 2004 (continued)
Value

Shares of beneficial interest outstanding:
Class A	276,448
Class B	140,952
Class C	67,531
Class R	8,759
Class T	4,401

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	15.78
Class B	15.62
Class C	15.62
Class R	15.84
Class T	15.72

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fund
STATEMENT OF OPERATIONS For the Year Ended September 30, 2004
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $7,384)	68,095
Interest income allocated from Portfolio	5,639
Expenses allocated from Portfolio	(35,246)
Net investment income allocated from Portfolio	38,488
Expenses:
Professional fees	26,614
Registration fees	40,494
Distribution fees (Note 2b)	10,782
Shareholder servicing costs (Note 2c)	7,259
Directors fees and expenses	1,110
Transfer agent fees (Note 2c)	985
Prospectus and shareholders’ reports	6,409
Miscellaneous	6,701
Total Expenses	100,354
Less—reimbursement of Fund operating expenses (Note 2a)	(74,559)
Net Expenses	25,795
Investment income—net	12,693

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions allocated from Portfolio	422,813
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio	25,615
Net Realized and Unrealized Gain on Investments	448,428
Net Increase in Net Assets from Operations	461,121

The accompanying notes are an integral part of the financial statements

The Fund 11

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30,

	2004	2003 [a]

Operations ($):
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	12,693	179
Net realized gain on investments	422,813	5,197
Change in net unrealized appreciation	25,615	13,886
Net Increase in Net Assets from Investment Operations	461,121	19,262

Dividend to Shareholders from ($)
Net investment income:
Class A	(377)	—
Class B	(70)	—
Class C	(8)	—
Class R	(103)	—
Class T	(56)	—
Net realized gains on investments:
Class A	(729)	—
Class B	(870)	—
Class C	(518)	—
Class R	(168)	—
Class T	(183)	—
Total Dividends	(3,082)	—

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	6,145,041	29,097
Class B	2,342,937	66,590
Class C	1,034,735	46,555
Class R	115,849	7,000
Class T	55,323	7,000

12

	Year Ended September 30,

	2004	2003 [a]

Fund Share (Principal)
Transactions (Note 4) ($) (continued):
Dividends reinvested:
Class A	1,105	—
Class B	822	—
Class C	495	—
Class R	271	—
Class T	239	—
Cost of shares redeemed:
Class A	(2,025,005)	—
Class B	(367,595)	(1,561)
Class C	(101,475)	—
Class R	(10)	—
Class T	(6,173)	—
Net Increase in Net Assets
from Fund Share Transactions	7,196,559	154,681
Total Increase in Net Assets	7,654,598	173,943

Net Assets ($):
Beginning of period	173,943	—
End of period (including undistributed
net investment income of $16,490 and $447)	7,828,541	173,943

a From February 1, 2003 (commencement of operations) to September 30, 2003. The accompanying notes are an integral part of the financial statements

The Fund 13

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fund
FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended September 30,

Class A Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.07	8.98
Investment Operations:
Investment income—net †	.11[b]	.06[b]
Net realized and unrealized gain on investments	3.69	3.03
Total from investment operations	3.80	3.09
Distributions:
Dividends from investment income—net	(.03)	—
Dividends from net realized gain on investments	(.06)	—
Total Distributions	(.09)	—
Net asset value, end of period	15.78	12.07

Total Return (%)	31.66[c]	34.41[c,d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.69	1.12[d]
Net investment income
(to average daily net assets) †	.79	.58[d]

Net Assets, end of period ($ X 1,000)	4,363	32

† The expense ratio includes those expenses allocated from the Portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ($)	(.23)[b]	(17.31)[b]
Ratios (to average daily net assets) (%):
Expenses	4.19	166.94[d]
Net investment (loss)	(1.71)	(165.24)[d]
[a] From February 1, 2003 (commencment of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Year Ended September 30,

Class B Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	11.99	8.98
Investment Operations:
Investment income—net †	.00[b,c]	.01[b]
Net realized and unrealized gain on investments	3.70	3.00
Total from investment operations	3.70	3.01
Distributions:
Dividends from investment income—net	(.01)	—
Dividends from net realized gain on investments	(.06)	—
Total Distributions	(.07)	—
Net asset value, end of period	15.62	11.99

Total Return (%)	30.94[d]	33.52[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.44	1.61[e]
Net investment income
(to average daily net assets) †	.02	.08[e]

Net Assets, end of period ($ X 1,000)	2,202	73

† The expense ratio includes those expenses allocated from the Portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ($)	(.33)[b]	(18.03)[b]
Ratios (to average daily net assets) (%):
Expenses	4.93	167.44[d]
Net investment (loss)	(2.47)	(165.75)[d]
[a] From February 1, 2003 (commencment of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class C Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	11.99	8.98
Investment Operations:
Investment income—net †	.00[b,c]	.01[b]
Net realized and unrealized gain on investments	3.69	3.00
Total from investment operations	3.69	3.01
Distributions:
Dividends from investment income—net	(.00)[c]	—
Dividends from net realized gain on investments	(.06)	—
Total Distributions	(.06)	—
Net asset value, end of period	15.62	11.99

Total Return (%)	30.89[d]	33.52[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.44	1.61[e]
Net investment income
(to average daily net assets) †	.02	.09[e]

Net Assets, end of period ($ X 1,000)	1,055	50

† The expense ratio includes those expenses allocated from the Portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ($)	(.33)[b]	(17.65)[b]
Ratios (to average daily net assets) (%):
Expenses	4.93	167.43[e]
Net investment (loss)	(2.47)	(165.73)[e]
[a] From February 1, 2003 (commencment of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

	Year Ended September 30,

Class R Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.07	8.98
Investment Operations:
Investment income—net †	.14[b]	.08[b]
Net realized and unrealized gain on investments	3.73	3.01
Total from investment operations	3.87	3.09
Distributions:
Dividends from investment income—net	(.04)	—
Dividends from net realized gain on investments	(.06)	—
Total Distributions	(.10)	—
Net asset value, end of period	15.84	12.07

Total Return (%)	32.22[c]	34.41[c,d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.44	.95[d]
Net investment income
(to average daily net assets) †	1.00	.74[d]

Net Assets, end of period ($ X 1,000)	139	9

† The expense ratio includes those expenses allocated from the Portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ($)	(.21)[b]	(16.87)[b]
Ratios (to average daily net assets) (%):
Expenses	3.94	166.78[d]
Net investment (loss)	(1.50)	(165.09)[d]
[a] From February 1, 2003 (commencment of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers .
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class T Shares	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.03	8.98
Investment Operations:
Investment income—net †	.07[b]	.04[b]
Net realized and unrealized gain on investments	3.70	3.01
Total from investment operations	3.77	3.05
Distributions:
Dividends from investment income—net	(.02)	—
Dividends from net realized gain on investments	(.06)	—
Total Distributions	(.08)	—
Net asset value, end of period	15.72	12.03

Total Return (%)	31.47[c]	33.96[c,d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.94	1.28[d]
Net investment income
(to average daily net assets) †	.50	.41[d]

Net Assets, end of period ($ X 1,000)	69	9

† The expense ratio includes those expenses allocated from the Portfolio in which the Fund is invested. For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ($)	(.29)[b]	(16.88)[b]
Ratios (to average daily net assets) (%):
Expenses	4.43	167.10[d]
Net investment (loss)	(2.05)	(165.41)[d]
[a] From February 1, 2003 (commencment of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fun d NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “Fund”) is a separate diversified portfolio of a series of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering three series, including the Fund.The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (“Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. Index and to a limited extent, emerging markets. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 3.4% at September 30, 2004).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

20

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. In 2004, the fund incurred a redemption in-kind which resulted in a realized gain of $60,289, which will be deferred indefinitely for tax purposes.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $15,112.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2004 and September 30, 2003, were

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

as follows: ordinary income $1,728 and $0 and capital gain $1,354 and $0, respectively.

During the period ended September 30, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for net operating income, the fund increased accumulated undistributed investment income-net by $3,963, decreased net realized gain (loss) on investments by $507,912 and increased paid-in-capital by $503,949. Net assets were not affected by this reclassification.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.45% of the Fund’s average daily net assets. Pursuant to this expense limitation, for the period ended September 30, 2004, Dreyfus voluntarily reimbursed the Fund in the amount of $74,559 for its operating expenses. Dreyfus has contractually agreed to this expense limitation and or waiver until the Fund’s total assets reach $15 million and, in any event, at least until January 1, 2005.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $7,749, $2,919 and $114, respectively, pursuant to the Plan.

22

During the period ended September 30, 2004, the Distributor retained $8,238 and $17 from commissions earned on sales of the Fund’s Class A and and Class T shares, respectively, and $1,493 and $200 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $3,601, $2,574, $970 and $114, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2004, the Fund was charged $985 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended September 30, 2004 aggregated $9,509,415 and $2,585,698, respectively.

NOTE 4—Capital Share Transactions:
	Year Ended September 30,

	2004	2003 [a]

Class A:
Shares sold	412,761	2,657
Dividends reinvested	84	–
Shares redeemed	(139,054)	–
Net increase	273,791	2,657
Class B:
Shares sold	159,497	6,186
Dividends reinvested	62	–
Shares redeemed	(24,662)	(131)
Net increase	134,897	6,055
Class C:
Shares sold	70,060	4,213
Dividends reinvested	37	–
Shares redeemed	(6,779)	–
Net increase	63,318	4,213
Class R:
Shares sold	7,959	780
Dividends reinvested	20	–
Net increase	7,979	780
Class T:
Shares sold	4,003	780
Dividends reinvested	18	–
Shares redeemed	(400)	–
Net increase	3,621	780
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.

24

At September 30, 2004, one shareholder, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held 785 shares of the Class R and 784 shares of Class T shares of the Fund.

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)
Note 6—Current Year Restatement

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and financial highlights for the year ended September 30, 2004 have been restated to correct an error in the allocation of certain elements of operations from the Portfolio to the Fund. The amounts as original reported and the restated amounts are as follows:

	Original Reported	As Restated

Statement of Assets and Liabilities
Investment in The Boston Company
International Small Cap Portfolio
(“Portfolio”), at value (Note 1a)	$7,539,054	$7,581,529
Receivable from advisor	$72,498	$100,225
Paid-in-capital	$7,811,444	$7,857,666
Undistributed net
investment income	$13,511	$16,490
Net unrealized appreciation	$18,500	$39,501
Net Assets	$7,758,339	$7,828,541
Net Assets Attributable to:
Class A	$4,324,249	$4,363,467
Class B	$2,182,352	$2,202,073
Class C	$1,045,603	$1,055,022
Class R	$137,550	$138,783
Class T	$68,585	$69,196
Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	15.64	15.78
Class B	15.48	15.62
Class C	15.48	15.62
Class R	15.70	15.84
Class T	15.58	15.72
Statement of Operations
Dividend income allocated
from Portfolio	$65,364	$68,095
Interest income allocated
from Portfolio	$5,391	$5,639

26

	Original Reported	As Restated

Statement of Operations
(continued)
Expenses allocated from Portfolio	($33,425)	($35,246)
Net Investment Income
allocated from Portfolio	$37,330	$38,488
Less-reimbursement of
operating expenses (Note 2a)	($72,738)	($74,559)
Investment income—net	$9,714	$12,693
Realized gain (loss) allocated
from Portfolio on investment
security transactions	$402,497	$422,813
Change in unrealized appreciation
(depreciation) on investments
allocated from Portfolio	$4,614	$25,615
Net Realized and Unrealized
Gain on Investments	$407,111	$448,428
Net increase in Net Assets
from Operations	$416,825	$461,121
Statements of Changes in Net Assets
Net investment income	$9,714	$12,693
Net realized gain on investments	$402,497	$422,813
Change in net unrealized appreciation $4,614		$25,615
Net Increase in Net Assets from
Investment Operations	$416,825	$461,121
Net proceeds from sale of shares
Class A	$6,128,305	$6,145,041
Class B	$2,337,332	$2,342,937
Class C	$1,031,388	$1,034,735
Class R	$115,686	$115,849
Class T	$55,268	$55,323
Net Increase in Net Assets
from Fund Share Transactions	$7,170,653	$7,196,559
Total Increase in Net Assets	$7,584,396	$7,654,598
Net Assets End of Period	$7,758,339	$7,828,541

The Fund 27

	Original Reported	As Restated

Financial Highlights
Investment income—net
Class A	.09	.11
Class B	(.01)	.00
Class C	(.01)	.00
Class R	.13	.14
Class T	.06	.07
Net realized and unrealized gain
on investments
Class A	3.57	3.69
Class B	3.57	3.70
Class C	3.56	3.69
Class R	3.60	3.73
Class T	3.57	3.70
Total from investment operations
Class A	3.66	3.80
Class B	3.56	3.70
Class C	3.55	3.69
Class R	3.73	3.87
Class T	3.63	3.77
Net asset value, end of period
Class A	15.64	15.78
Class B	15.48	15.62
Class C	15.48	15.62
Class R	15.70	15.84
Class T	15.58	15.72
Total Return
Class A	30.49	31.66
Class B	29.76	30.94
Class C	29.72	30.89
Class R	31.05	32.22
Class T	30.30	31.47

28

	Original Reported	As Restated

Financial Highlights (continued)
Net investment income
(to average daily net assets)
Class A	.68	.79
Class B	(.07)	.02
Class C	(.07)	.02
Class R	.93	1.00
Class T	.43	.50
Net investment (loss) per share if
voluntary expense reimbursement
had not occurred
Class B	(.34)	(.33)
Class C	(.34)	(.33)
Class T	(.28)	(.29)
Expenses to average net assets if
voluntary expense reimbursement
had not occurred
Class A	4.13	4.19
Class B	4.88	4.93
Class C	4.88	4.93
Class R	3.88	3.94
Class T	4.38	4.43
Net investment (loss) to average
net assets if voluntary expense
reimbursement had not occurred
Class A	(1.76)	(1.71)
Class B	(2.51)	(2.47)
Class C	(2.51)	(2.47)
Class R	(1.51)	(1.50)
Class T	(2.01)	(2.05)

The Fund 29

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of Dreyfus Premier Stock Funds and the Shareholders of Dreyfus Premier International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in Note 6, present fairly, in all material respects, the financial position of Dreyfus Premier Stock Funds: Dreyfus Premier International Small Cap Fund (the “Fund”) at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 19, 2004, except for Note 6, as to which the date is June 15, 2005
30

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fun d
BOARD MEMBERS INFORMATION (Unaudited)
Joseph S. DiMartino (61) Chairman of the Board (2003) Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————
David W. Burke (68) Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83 ———————
William Hodding Carter III (69) Board Member (2003)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-present)
Other Board Memberships and Affiliations:
• Independent Sector, Director
• The Century Foundation, Director
• The Enterprise Corporation of the Delta, Director
• Foundation of the Mid-South, Director

No. of Portfolios for which Board Member Serves: 11 ———————
Ehud Houminer (64) Board Member (2003) Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 30
The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Richard C. Leone (64) Board Member (2003)
Principal Occupation During Past 5 Years:
  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

No. of Portfolios for which Board Member Serves: 11 ———————

Hans C. Mautner (66) Board Member (2003)
Principal Occupation During Past 5 Years:
  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member - Board of Managers of: Mezzacappa Long/Short Fund LLC
  Mezzacappa Multi-Strategy Fund LLC Mezzacappa Multi-Strategy Plus Fund LLC
No. of Portfolios for which Board Member Serves: 11 ———————

Robin A. Pringle (41) Board Member (2003)

Principal Occupation During Past 5 Years:
  Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit organiza- tion that is leading the movement to connect America’s young people with caring adult mentors

No. of Portfolios for which Board Member Serves: 11 ———————

John E. Zuccotti (67) Board Member (2003)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.

No. of Portfolios for which Board Member Serves: 11
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

32

Dreyfus Premier Stock Funds Dreyfus Premier International Small Cap Fu n d OFFICERS OF THE FUND (Unaudited)
STEPHEN E. CANTER, President since February 2003.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 59 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, Executive Vice President since February 2003.

Chief Investment Officer,Vice Chairman and a Director of Dreyfus, and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 51 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since July 2003.
Executive Vice President, Secretary and
General Counsel of Dreyfus, and an officer of
98 investment companies (comprised of 206
portfolios) managed by Dreyfus. He is 58 years
old and has been an employee of Dreyfus since
June 1977.

JOHN B. HAMMALIAN, Secretary since February 2003.

Associate General Counsel of Dreyfus, and an officer of 37 investment companies (comprised of 46 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since February 2003.

Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 55 years old and has been an employee of Dreyfus since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since February 2003.
Associate General Counsel of Dreyfus, and an
officer of 26 investment companies (comprised
of 87 portfolios) managed by Dreyfus. He is 39
years old and has been an employee of Dreyfus
since October 1990.

JAMES WINDELS, Treasurer since February 2003.
Director – Mutual Fund Accounting of
Dreyfus, and an officer of 98 investment
companies (comprised of 206 portfolios)
managed by Dreyfus. He is 46 years old
and has been an employee of Dreyfus since
April 1985.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of Dreyfus, and an officer of 26 investment companies (comprised of 101 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since September 1982.

ROBERT SVAGNA, Assistant Treasurer since February 2003.

Senior Accounting Manager – Equity Funds of Dreyfus, and an officer of 27 investment companies (comprised of 106 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of Dreyfus since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since February 2003.

Mutual Funds Tax Director of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (98 investment companies, comprising 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

34

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfo lio
PORTFOLIO INFORMATION as of September 30, 2004
			Percentage of
Top Ten Holdings	Country	Sector	Net Assets

Puma AG	Germany	Consumer Discretionary	1.2
Sumisho Lease, Co., Ltd.	Japan	Financials	0.9
Continental AG	Germany	Consumer Discretionary	0.8
Nippon Shokubai Co.	Japan	Materials	0.8
Home Capital Group	Canada	Financials	0.8
Perpetual Trustees Australia	Australia	Financials	0.8
Keihin Corp.	Japan	Consumer Discretionary	0.8
Sims Group Ltd.	Australia	Materials	0.8
Jyske Bank	Denmark	Financials	0.8
Micronas Semiconductor	Switzerland	Information Technology	0.8
			8.5

		Percentage of
Economic Sector Allocation		Net Assets

Consumer Discretionary		19.7
Consumer Staples		6.2
Energy		4.2
Financials		17.5
Health Care		6.0
Industrials		18.8
Information Technology		7.6
Materials		10.5
Telecommunication Services		1.9
Utilities		1.8
Short-term and Net Other Assets		5.8
		100.0

		Percentage of
Geographic Region Allocation †		Net Assets

Europe ex U.K.		40.8
U.K.		20.0
Asia ex Japan		9.3
Japan		18.5
Americas ex U.S.		5.6
		94.2

† Excluding short-term investments and investment of cash collateral.
The Portfolio is actively managed. Current holdings may be different than those presented above.

The Fund 35

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio
SCHEDULE OF INVESTMENTS September 30, 2004
			Value ($)
Security	Shares		(Note 1A)

EQUITIES—94.2%
Australia—3.6%
Caltex Australia Ltd.	172,600		1,164,161
Oil Search Ltd.	1,327,800		1,439,500
Perpetual Trustees Australia Ltd.	48,000		1,750,082
Sims Group Ltd.	171,100	[a]	1,711,770
Southern Cross Broadcasting (Australia) Ltd.	99,100		897,709
West Australian Newspaper Holdings	170,400	[a]	941,031
Total Cost ($6,726,711)			7,904,253
Austria—0.5%
Boehler-Uddeholm	11,500		1,062,995
Total Cost ($733,722)
Belgium—1.7%
Colruyt NV Right	9,724		12,937
Colruyt SA	9,724	[a]	1,366,263
Mobistar SA	20,000	[b]	1,429,910
NV Union Miniere SA	13,400		978,867
Total Cost ($2,443,222)			3,787,977
Canada—5.6%
Astral Media, Inc.	34,500		775,846
Axcan Pharma, Inc.	54,300		846,537
Canfor Corp.	76,400		966,283
CHC Helicopter Corp.	39,100		1,519,229
Ensign Resource Service Group, Inc.	52,100		956,399
GSI Lumonic, Inc.	62,200	[b]	651,051
Home Capital Group, Inc.	92,900		1,753,984
Inmet Mining Corp.	78,400	[b]	1,361,478
Northbridge Financial	69,900		1,292,576
Trican Well Service Ltd.	33,000	[b]	1,256,046
Wheaton River Minerals Ltd.	265,800	[b]	836,750
Total Cost ($9,960,686)			12,216,179
Denmark—1.7%
GN Store Nord A/S	93,500		945,518
Jyske Bank	26,000	[b]	1,694,887
Topdanmark A/S	17,200	[b]	1,106,858
Total Cost ($3,119,880)			3,747,263

36

			Value ($)
Security	Shares		(Note 1A)

Finland—2.0%
Kesko Oyj	55,400		1,213,742
Nokian Renkaat Oyj	12,700		1,381,728
Rautaruukki Oyj	99,000		966,308
YIT-Yhtyma Oyj	38,300		754,812
Total Cost ($3,174,978)			4,316,590
France—7.7%
Alten	49,500		965,693
Ciments Francais	11,100	[a]	966,122
Clarins	12,155		743,434
CNP Assurances	16,700		1,085,998
Eiffage	14,922		1,276,516
Elior	106,700		945,943
Essilor International SA	11,600		746,413
Euler Hermes SA	27,100		1,632,578
Iliad SA	39,700	[a]	937,897
Imerys SA	21,100		1,404,924
Legardere SCA	12,800		794,821
Natexis Banques Populaires	11,900		1,356,835
Oberthur Card Systems	86,400	[a]	585,492
SR Teleperformance	38,300		778,623
Vallourec	11,020		1,288,013
Vinci SA	11,300		1,301,771
Total Cost ($14,848,479)			16,811,073
Germany—6.3%
AWD Holding AG	22,600		748,606
Continental AG	32,900		1,790,537
Hannover Rueckversicherung AG	35,650		1,156,940
Hypo Real Estate Holding	44,200	[b]	1,516,849
Krones AG	8,400		779,582
Mobilcom AG	58,300		845,961
MPC Capital AG	10,400		749,631
Puma AG	9,500		2,548,149
Rhoen Klinikum AG	14,500		716,665
Software AG	22,800		751,262
Thyssenkrupp AG	51,400		1,002,760

The Fund 37

STATEMENT OF INVESTMENT S (continued)

			Value ($)
Security	Shares		(Note 1A)

Germany (continued)
United Internet AG Registered Shares	36,414		783,295
Vossloh AG	11,300		441,886
Total Cost ($10,547,612)			13,832,123
Greece—0.3%
Germanos SA	29,600		694,872
Total Cost ($549,577)
Hong Kong—2.7%
Global Biochem Tech	1,379,000		1,052,375
Golden Meditech Co., Ltd.	3,629,200		763,386
Kerry Properties Ltd.	350,500		660,837
Orient Overseas International Ltd.	283,000		1,132,479
Skyworth Digital Holdings Ltd.	2,654,000		723,351
Wing Hang Bank Ltd.	91,100		595,906
Xinao Gas Holdings Ltd.	1,898,000	[b]	967,659
Total Cost ($5,379,338)			5,895,993
Ireland—1.4%
Fyffes PLC	508,400		1,131,539
Grafton Group PLC	115,200		1,071,433
Kerry Group PLC	35,700		790,131
Total Cost ($2,388,106)			2,993,103
Italy—3.2%
Autostrada Torino-Milano Spa	54,300	[a]	1,120,776
Banco Popolare di Verona e Novara	57,800		1,014,784
Davide Campari-Milano Spa	15,800		795,652
Fondiaria-Sai Spa	24,900	[a]	562,555
Milano Assicurazioni Spa	271,800	[a]	1,145,671
Pirelli & C Real Estate	28,500	[a]	1,184,301
Saipem Spa	115,800		1,303,071
Total Cost ($6,091,630)			7,126,810
Japan—18.5%
Alpine Electronics, Inc.	64,600	[a]	828,642
Central Glass Co., Ltd.	176,000		1,292,800
CMK Corp.	71,000	[a]	959,145
Cosmo Oil Co., Ltd.	249,000		724,364

38

			Value ($)
Security	Shares		(Note 1A)

Japan (continued)
Doshisha Co., Ltd.	30,200		1,051,509
Goldcrest Co., Ltd.	17,500		1,024,545
Hamamatsu Photonics KK	44,700	[a]	751,773
Hisamitsu Pharamaceutical	60,000		1,077,273
Hitachi Construction Machinery Co., Ltd.	53,000	[a]	646,600
Index Corp.	459	[a]	1,018,145
Izumi Co. Ltdronics, Inc.	30,600		613,391
Kawasaki Kisen Kaisha Ltd.	190,200	[a]	1,303,735
Keihin Corp.	106,900		1,710,400
Kirin Beverage Corp.	42,700		912,227
Koito Manufacturing Co.	160,000	[a]	1,360,000
Komeri Co., Ltd.	35,600		775,109
Koyo Seiko Co., Ltd.	87,000	[a]	976,773
Kuroda Electric Co., Ltd.	67,800	[a]	1,531,664
Kyowa Exeo Corp.	184,000		1,201,018
Makita Corp.	76,000	[a]	1,075,055
Nippon Shokubai Ltd.	236,000	[a]	1,765,709
Nissan Chemical Industries Ltd.	141,000	[a]	1,083,136
Nissen Co., Ltd.	45,100		856,900
Nisshin Seifun Group, Inc.	109,000	[a]	1,054,327
Nisshin Steel Co., Ltd.	608,000		1,348,655
Otsuka Corp.	22,400		1,179,055
Ricoh Leasing Co., Ltd.	50,600	[a]	1,216,700
Sanyo Shinpan Finance Co., Ltd.	22,000		1,180,000
Seino Transportation Co., Ltd.	128,000		1,146,182
Shinko Electric Industrial	30,400		920,291
Sodick Co., Ltd.	120,000	[a]	741,818
Sumisho Lease Co., Ltd.	53,100		1,921,255
Sumitomo Rubber Industries, Inc.	157,000	[a]	1,521,473
Sysmex Corp.	25,100		928,700
Tamron Co., Ltd.	24,800	[a]	919,855
Tokyo Tatemono Co., Ltd.	192,000		958,255
Tsuruha Co., Ltd.	34,900		920,091
Total Cost ($36,742,452)			40,496,570

The Fund 39

STATEMENT OF INVESTMENTS (continued)

			Value ($)
Security	Shares		(Note 1A)

Netherlands—3.5%
Aalberts Industries NV	32,700		1,189,281
ASM International NV	44,000		588,675
Corio NV	30,800		1,478,636
Hunter Douglas NV	21,400		984,258
Koninklijke BAM Groep NV	26,400		981,490
Koninklijke Wessanen NV	64,400		859,204
Stork NV	48,200		1,153,089
VNU NV	20,300		522,489
Total Cost ($6,548,326)			7,757,122
Norway—0.9%
Leroy Seafood Group ASA	116,300		563,570
Tandberg Television ASA	192,300	[b]	1,440,788
Total Cost ($1,663,203)			2,004,358
Portugal—1.2%
Banco BPI SA	406,100		1,524,933
Jeronimo Martins, SGPS, S.A.	88,700	[b]	1,000,326
Total Cost ($2,350,075)			2,525,259
Singapore—1.0%
First Engineering Ltd.	1,323,000		989,776
Jurong Technologies Industrial	1,497,000		1,111,062
Total Cost ($1,882,038)			2,100,838
South Korea—2.0%
Hanjin Shipping Corp.	46,600		795,560
Honam Petrochemical Corp.	21,900		867,628
Hyundai Mipo Dockyard	54,600		1,228,619
Interflex Co., Ltd.	39,700		827,802
Korean Reinsurance Co.	193,330		663,470
Total Cost ($3,735,003)			4,383,079
Spain—4.0%
ACS Actividades	56,300		1,026,950
Aldeasa SA	32,100		987,850
Corp. Mapfre SA	55,200		648,607
Ebro Puleva, S.A.	63,400	[a]	744,170
Enagas	77,600		929,178
Gamesa Corp. Tecnological	101,000		1,483,140

40

		Value ($)
Security	Shares	(Note 1A)

Spain (continued)
Immobiliaria Urbis SA	125,400	1,437,604
Indra Sistemas SA	61,600	821,082
TPI Telefonica Publicidad e Informacion SA	101,100	707,735
Total Cost ($6,965,707)		8,786,316
Sweden—1.5%
Elekta AB	54,859 [a,b]	1,334,255
Getinge AB	83,400	1,014,208
Nobia AB	78,600	1,012,539
Total Cost ($2,543,312)		3,361,002
Switzerland—4.9%
Actelion NV	6,800	699,173
Geberit AG	2,080	1,620,692
Logitech International SA	19,610 [b]	953,012
Micronas Semiconductor Holdings	39,100 [b]	1,664,632
Rieter Holding AG	4,600	1,248,936
Saurer AG	22,040	1,203,888
Sika AG	2,000	1,156,719
Straumann Holding AG	4,600	979,195
Syngenta AG	8,600	822,074
Vontobel Holding AG	23,300	483,818
Total Cost ($8,375,203)		10,832,139
United Kingdom—20.0%
Acambis PLC	159,700 [b]	882,452
Aggregate Industries PLC	872,100	1,508,884
Alliance Unichem PLC	74,400	898,379
Balfour Beatty PLC	268,700	1,355,749
Barratt Developments PLC	78,300	802,906
BPB PLC	206,000	1,597,340
British Airways PLC	129,700 [b]	487,578
Cairn Energy PLC	35,500 [b]	932,573
Close Brothers Group PLC	49,000	614,755
Collins Stewart Tullett	98,400	713,085
Computacenter PLC	90,500	553,361
Cookson Group PLC	1,516,400	824,179
Crest Nicholson	102,500	664,803

The Fund 41

STATEMENT OF INVESTMENS (continued)

		Value ($)
Security	Shares	(Note 1A)

United Kingdom (continued)
Enterprise Inns PLC	123,100	1,271,216
FirstGroup PLC	173,000	919,900
Friends Provident PLC	504,200	1,271,992
Galen Holdings PLC	93,600	1,300,641
George Wimpey PLC	112,300	817,885
Grainger Trust	34,600	1,150,266
Greene King PLC	42,500	801,541
Hiscox PLC	532,900	1,600,242
HMV Group PLC	246,800	1,020,569
Inchcape PLC	45,100	1,273,823
Intertek Group PLC	90,800	987,014
iSOFT Group PLC	138,906	981,457
Johnston Press PLC	92,300	930,579
Kelda Group PLC	78,100	757,699
Kensington Group PLC	85,700	621,982
Kidde PLC	533,100	1,192,784
Kier Group PLC	92,400	1,217,843
Mcbride PLC	519,500	1,390,591
McCarthy & Stone PLC	102,200	1,110,934
Next PLC	52,500	1,553,216
SIG PLC	130,800	1,161,155
Speedy Hire PLC	153,200	1,221,231
Taylor Nelson Sofres PLC	221,500	890,867
Travis Perkins PLC	44,000	1,144,705
Ultra Electronics Holdings	66,600	804,797
United Business Media PLC	150,500	1,272,645
Viridian Group PLC	108,700	1,244,609
Whitbread PLC	70,300	1,049,467
WS Atkins PLC	106,900	1,254,983
Total Cost ($37,488,981)		44,052,677
Total Equities (cost $174,258,241)		206,688,591

42

			Principal		Value ($)
Short-Term Investments—3.0%	Rate (%)	Maturity	Amount ($)		(Note 1A)

U.S. Government—0.3%
U.S. Treasury Bill	1.640	12/16/2004	675,000	[c]	672,677
Investment Companies—2.7%			Shares
Dreyfus Institutional Preferred
Plus Money Market Fund			5,845,266	[d]	5,845,266
Total Short-Term Investments (cost $6,517,943)					6,517,943

Investment of Cash Collateral—9.2%

Dreyfus Cash Management
Plus Money Market Fund (cost $20,299,307)			20,299,307	[d]	20,299,307

TOTAL INVESTMENTS—106.4% (cost $201,075,491)					233,505,841
Liabilities In Excess of Other Assets—(6.4%)					(14,137,871)
NET ASSETS—100%					219,367,970

Notes to Schedule of Investments:
[a] Security, or a portion of thereof, was on loan at 9/30/04.
[b] Non-income producing security
[c] Denotes all or part of security segregated as collateral.
[d] Affiliated institutional money market fund.

At September 30, 2004, the Portfolio held the following futures contracts:
		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Loss ($)

MSCI Pan-Euro (347 contracts)	Long	12/17/2004	7,007,068	(31,869)
Topix Futures (21 contracts)	Long	12/9/2004	2,137,902	(31,143)
				(63,012)

The Fund 43

Mellon Institutional Funds Master Portfolio The Boston Company Intrnational Small Cap Portfolio STATEMENT OF ASSETS AND LIABILITIES September 30, 2004
	Cost	Value

Assets ($):
Investments in securities (including securities
on loan, valued at $19,274,168) (Note 6):
Unaffiliated issuers, at value (Note 1A) (cost $174,930,918)		207,361,268
Affiliated issuers, at value (Note 1A) (cost $26,144,573) (Note 1H)		26,144,573
Foreign currency, at value (identified cost, $5,278,543)		5,364,153
Receivable for investment securities sold		336,507
Interest and dividends receivable		537,726
Prepaid expenses		12,727
Total assets		239,756,954

Liabilities ($)
Liability for securities on loan (Note 6)		20,299,307
Payable for variation margin on open futures contracts (Note 5)		17,058
Accrued accounting and custody fees		36,899
Accrued trustees’ fees and expenses		5,306
Accrued expenses and other liabilities		30,414
Total liabilities		20,388,984

Net Assets (applicable to investors’ beneficial interest) ($)		219,367,970

The accompanying notes are an integral part of the financial statements.

44

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio
STATEMENT OF OPERATIONS For the Year Ended September 30, 2004
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $329,947)	2,960,708
Interest income (including securities
lending income of $177,450)	243,145
Total investment income	3,203,853
Expenses
Investment advisory fee (Note 2)	1,416,138
Accounting and custody fees (Note 2)	210,328
Legal and audit services	33,950
Trustees’ fees and expenses (Note 2)	24,169
Insurance expense	9,567
Miscellaneous	5,976
Total expenses	1,700,128
Net investment income	1,503,725

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss):
Investment security transactions	18,989,770
Futures contracts	52,749
Foreign currency transactions and forward
foreign currency exchange contracts	(162,883)
Net realized gain	18,879,636
Change in unrealized appreciation (depreciation):
Investment securities	15,276,111
Financial futures contracts	32,848
Foreign currency transactions and forward
foreign currency exchange contracts	59,997
Net change in unrealized appreciation (depreciation)	15,368,956
Net realized and unrealized gain	34,248,592
Net Increase in Net Assets from Operations	35,752,317

The accompanying notes are an integral part of the financial statements.

The Fund
45

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS
		For the Period
		January 28, 2003
	For the	(commencement
	Year Ended	of operations) to
	September 30, 2004	September 30, 2003

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income	1,503,725	531,792
Net realized gains	18,879,636	2,795,189
Change in net unrealized appreciation	15,368,956	15,196,221
Net increase in net assets from operations	35,752,317	18,523,202

Capital Transactions ($)
Assets contributed by Standish International
Small Cap Fund (including unrealized
appreciation of $0 and $1,891,429)	—	39,701,792
Contributions	112,536,550	35,896,110
Withdrawals	(18,465,788)	(4,576,213)
Net increase in net assets
from capital transactions	94,070,762	71,021,689
Total Increase in Net Assets	129,823,079	89,544,891

Net Assets ($):
At beginning of period	89,544,891	—
At end of period	219,367,970	89,544,891

The accompanying notes are an integral part of the financial statements.

46

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio
FINANCIAL HIGHLIGHTS
		For the Period
		January 28, 2003
	For the	(commencement
	Year Ended	of operations) to
	September 30, 2004	September 30, 2003

Total Return (%) †	33.42	36.44a††
Ratios (%):
Expenses (to average daily net assets)†††	1.20	1.46[b]
Net Investment Income
(to average daily net assets)†††	1.06	1.29[b]
Portfolio Turnover	72	46[a]

Net Assets, End of Period (000’s omitted) ($)	219,368	89,545

††† For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:
Ratios (to average daily net assets) (%):
	Expenses	N/A	1.49[b]
	Net investment income	N/A	1.26[b]
†	Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
††	Total return for the Portfolio includes performance of The Boston Company International Small Cap Fund prior to its conversion to a master-feeder structure and contribution of its investments to the Portfolio.Total return would have been lower in the absence of expense waivers.

[a]	Not annualized.
[b]	Computed on an annualized basis.

The Fund 47

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

At September 30, 2004, there were two funds,The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The value of the funds’ investment in the Portfolio reflects the funds’ proportionate interests in the net assets of the Portfolio. At September 30, 2004, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 96.6% and 3.4% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded.

48

Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts usually received or paid.

(d) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.The Portfolio allocates at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(e) Foreign currency transactions: Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency

50

exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

(f) Investment Risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(g) Commitments and Contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(h) Affiliated Issuers: Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC (“TBCAM”) or its affiliates.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the year ended September 30, 2004, the Portfolio paid $1,416,138 in investment advisory fees to TBCAM.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio has contracted Mellon Bank, N.A. (“Mellon Bank”), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $209,622 during the year ended September 30, 2004.

No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

The following table sets forth all remuneration paid to the Trustees by the Portfolio for the fiscal year ended September 30, 2004:

	Name of Trustee
	Samuel C. Fleming	$3,062
	Benjamin M. Friedman	$3,062
	John H. Hewitt	$3,062
	Caleb Loring, III	$3,293
	Patrick J. Sheppard	0
	Richard S. Wood †	0
†	Mr.Wood resigned from the Board of Trustees on October 7, 2003.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004 were $182,962,215 and $98,297,342, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. government securities.

52

NOTE 4—Federal Taxes:

As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$201,075,491
Gross unrealized appreciation	35,337,997
Gross unrealized depreciation	(2,907,647)
Net unrealized appreciation	$32,430,350

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust’s registration statement.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio invest-

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

ments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the year ended September 30, 2004.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements

54

in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At September 30, 2004, the Portfolio did not hold any forward currency exchange contracts.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.At September 30, 2004, the Portfolio held the following outstanding financial futures contracts:

At September 30, 2004, the Portfolio held futures contracts. See Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio’s lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use

56

the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the year ended September 30, 2004 resulting in $177,450 worth of security lending income. At September 30, 2004, the Portfolio had securities valued at $19,274,168 on loan.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the “Trust”) are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1 / 2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $1,949.

During the year ended September 30, 2004, the Portfolio had no borrowings under the credit facility.

The Fund 57

Mellon Institutional Funds Master Portfolio The Boston Company International Small Cap Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Mellon Institutional Funds Portfolio and Investors of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio (the “Portfolio”) at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, NY November 19, 2004
58

Mellon Institutional Funds Master Portfolio The Bostn Company International Small Cap Portfolio
TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies as of September 30, 2004. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

Samuel C. Fleming (64) Trustee (1986) c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years: • Chairman of the Board and Chief Executive Officer, Decision Resources, Inc. Number of Portfolios in Fund Complex Overseen by Trustee: 30
———————
Caleb Loring III (61)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 181, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 30

———————

Benjamin M. Friedman (60)
Trustee (1986)
c/o Harvard University, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 30

The Fund 59

TRUSTEES AND OFFICERS (continued)

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (69) Trustee (1986)

P.O. Box 2333, New London, NH 03257

Principal Occupation During Past 5 Years:
• Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 30

INTERESTED TRUSTEES
Patrick J. Sheppard (39)
Trustee, President and Chief Executive Officer (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management; formerly Vice President and Chief Financial Officer, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 30

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (43) Vice President and Secretary (2003) Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108 Principal Occupation(s) During Past 5 Years:
  Senior Vice President and Head of Operations, Mellon Institutional Asset Management; formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments

Number of Portfolios in Fund Complex Overseen by Trustee: 30

———————

Steven M. Anderson (39)

Vice President and Treasurer (1999)

Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:
• Vice President and Mutual Funds Controller, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 30

60

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland (53) Assistant Vice President (1996) Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 30

———————
Cara E. Hultgren (33) Assistant Vice President (2001) Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108 Principal Occupation(s) During Past 5 Years:
  Assistant Vice President and Manager, Shareholder Services, Mellon Institutional Asset Management since 2001; Shareholder Representative, Standish Mellon Asset Management.

Number of Portfolios in Fund Complex Overseen by Trustee: 30

———————
Jan F. Jumet (38) Chief Compliance Officer (2004) Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA 02108 Principal Occupation(s) During Past 5 Years:
  Senior Vice President and Chief Compliance Officer for Standish Mellon Asset Management Company LLC; formerly Director of Compliance and Administration and Chief Administration Officer for Standish Mellon Asset Management Company LLC, Senior Vice President and Chief Administration Officer for Mellon Bond Associates, LLP, and First Vice President and Senior Sales Associate for Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 30

The Fund 61

For More	Information

Dreyfus Premier	Custodian and Sub-Administrator

International Small Cap Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Advisor	Transfer Agent &

(to the Master Portfolio)	Dividend Disbursing Agent

The Boston Company
Dreyfus Transfer, Inc.
Asset Management, LLC
200 Park Avenue
Mellon Financial Center
New York, NY 10166
One Boston Place

Boston, MA 02108	Distributor

Administrator	Dreyfus Service Corporation
200 Park Avenue
The Dreyfus Corporation
New York, NY 10166
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

© 2004 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Richard Leone, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Richard Leone is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $ $32,495 in 2003 and $ 47,635 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2003 and $0 in 2004. These services consisted of [(i) agreed-upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the SEC or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in 2003 and $ 25,425 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2003 and $0 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2003 and $0 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 20, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)